Variable Interest Entities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entities, Other Disclosures
Investment in unconsolidated entities, maximum exposure	$ 5	$ 5
Capital contributions, loans or advances	111	255	$ 152
USCC EIP LLC
Variable Interest Entities, Other Disclosures
Capital contributions, loans or advances	$ 83	$ 214	$ 116
King Street Wireless out-of-period adjustment
Variable Interest Entities, Other Disclosures
Immaterial error correction			During the first quarter of 2018, TDS recorded an out-of-period adjustment attributable to 2016 and 2017 due to errors in the application of accounting guidance applicable to the calculation of Noncontrolling interests with redemption features related to King Street Wireless, Inc. This out-of-period adjustment had the impact of increasing Net income attributable to noncontrolling interests, net of tax, by $6 million and decreasing Net income attributable to TDS shareholders by $6 million in 2018. TDS determined that this adjustment was not material to any of the periods impacted.
Net income attributable to noncontrolling interests, net of tax | King Street Wireless out-of-period adjustment
Variable Interest Entities, Other Disclosures
Out-of-period adjustment			$ 6
Net income attributable to TDS shareholders | King Street Wireless out-of-period adjustment
Variable Interest Entities, Other Disclosures
Out-of-period adjustment			$ (6)